SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Jul. 31, 2018 USD ($) shares
Digital Marketing Consulting Agreement [Member]
Stock issued during period share based compensation | shares	150,000
Common stock compensation monthly fee | $	$ 25,000
Common stock shares quarterly fee | shares	150,000
Term of period	1 year
ARC Business Loan [Member]
Additional loan | $	$ 517,000